Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Accounts receivable, net	$ 804	$ 781
Contract assets	455	336
Equity method investments under fair value option	573	573
Contract liabilities	209	198
Other current liabilities	$ 549	$ 835
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088	1,088
Common stock, shares issued (in shares)	1,048	1,040
Common stock, shares, outstanding (in shares)	1,048	1,040
Related Parties
Accounts receivable, net	$ 146	$ 182
Contract assets	13	22
Contract liabilities	114	107
Other current liabilities	$ 6	$ 7